Other income - Summary of Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Government grants other income
generation based incentive	₨ 1,911	$ 23	₨ 1,990	₨ 2,029
viability gap funding	11	0	11	32
Compensation for loss of revenue	221	3	806	1,461
Gain on sale of property, plant and equipment	1	0	5	10
Insurance claim	758	9	470	265
Gain on derivative instruments designated as cash flow hedge (net)				29
Gain on disposal of subsidiaries (net) (refer Note 35)	3,659	44		214
Excess provisions written back	89	1	707	611
Commission on financial guarantee contracts (refer Note 41(a))				78
Miscellaneous income	569	7	478	389
Fair value change of mutual fund (including realised gain)	90	1	114	21
Total	₨ 7,309	$ 88	₨ 4,581	₨ 5,139